[MassMutual Financial Group Letterhead]

September 23, 2008

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

100 F. Street, NE

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company

Massachusetts Mutual Variable Life Separate Account I

Pre-Effective Amendment No. 1 to Registration Statement on Form N-6

File No. 333-150916, VUL III

Class Identifier: C000066422

Dear Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (the “Company”) and Massachusetts Mutual Variable Life Separate Account I (the “Separate Account”), and pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, I certify that

•

the form of prospectus and statement of additional information that would have been filed under Rule 497(c) would not have differed from that contained in Pre-Effective Amendment No. 1 to the above referenced Registration Statement which was declared effective on September 18, 2008; and

•	the text of Pre-Effective Amendment No. 1 to the above-referenced Registration Statement was filed electronically with the Securities and Exchange Commission on September 12, 2008.

Sincerely,

/s/ CATHERINE Z. COLLINS
Catherine Z. Collins, Esq.
Assistant Vice President and Counsel
Massachusetts Mutual Life Insurance Company